Geographical Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Geographical Segmented Information [Abstract]
Schedule of identifiable assets by geographic segments
	Restricted deposits	Deposits	Goodwill	Property and equipment	Intangible assets

December 31, 2022
Canada	$8,489	$-	$-	$-	$-
USA	-	100,000	-	172,841	7,058,366

	$8,489	$100,000	-	$172,841	$7,058,366

December 31, 2021
Canada	$9,068	$-	$-	$-	$-
USA	-	100,000	6,580,660	326,945	9,172,507

	$9,068	$100,000	6,580,660	$326,945	$9,172,507